Business Segments and Related Information - Entity-Wide Disclosures by Geographic Area (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net revenues	[1]	€ 31,434	€ 31,504	€ 31,155
Corporate Bank
Disclosure of geographical areas [line items]
Net revenues		7,400	7,506	7,718
Investment Bank
Disclosure of geographical areas [line items]
Net revenues	[2]	11,541	10,557	9,160
Private Bank
Disclosure of geographical areas [line items]
Net revenues		9,665	9,386	9,571
Asset Management
Disclosure of geographical areas [line items]
Net revenues		3,077	2,649	2,383
Corporate & Other
Disclosure of geographical areas [line items]
Net revenues		(249)	1,406	2,324
Germany
Disclosure of geographical areas [line items]
Net revenues		12,226	12,127	12,576
Germany | Corporate Bank
Disclosure of geographical areas [line items]
Net revenues		3,558	3,811	4,225
Germany | Investment Bank
Disclosure of geographical areas [line items]
Net revenues		720	641	573
Germany | Private Bank
Disclosure of geographical areas [line items]
Net revenues		6,511	6,388	6,567
Germany | Asset Management
Disclosure of geographical areas [line items]
Net revenues		1,438	1,286	1,211
U.K.
Disclosure of geographical areas [line items]
Net revenues		4,959	4,525	4,099
U.K. | Corporate Bank
Disclosure of geographical areas [line items]
Net revenues		211	193	192
U.K. | Investment Bank
Disclosure of geographical areas [line items]
Net revenues		4,033	3,882	3,503
U.K. | Private Bank
Disclosure of geographical areas [line items]
Net revenues		63	46	54
U.K. | Asset Management
Disclosure of geographical areas [line items]
Net revenues		652	404	350
Rest of Europe:
Disclosure of geographical areas [line items]
Net revenues		3,926	3,975	3,782
Rest of Europe: | Corporate Bank
Disclosure of geographical areas [line items]
Net revenues		1,154	1,238	1,196
Rest of Europe: | Investment Bank
Disclosure of geographical areas [line items]
Net revenues		392	477	330
Rest of Europe: | Private Bank
Disclosure of geographical areas [line items]
Net revenues		2,051	1,953	1,981
Rest of Europe: | Asset Management
Disclosure of geographical areas [line items]
Net revenues		329	308	274
Americas (primarily United States):
Disclosure of geographical areas [line items]
Net revenues		6,691	5,996	4,945
Americas (primarily United States): | Corporate Bank
Disclosure of geographical areas [line items]
Net revenues		1,241	1,090	1,011
Americas (primarily United States): | Investment Bank
Disclosure of geographical areas [line items]
Net revenues		4,423	3,869	3,041
Americas (primarily United States): | Private Bank
Disclosure of geographical areas [line items]
Net revenues		478	475	462
Americas (primarily United States): | Asset Management
Disclosure of geographical areas [line items]
Net revenues		549	562	432
Asia/Pacific, Middle East and Africa:
Disclosure of geographical areas [line items]
Net revenues		3,881	3,476	3,428
Asia/Pacific, Middle East and Africa: | Corporate Bank
Disclosure of geographical areas [line items]
Net revenues		1,236	1,174	1,094
Asia/Pacific, Middle East and Africa: | Investment Bank
Disclosure of geographical areas [line items]
Net revenues		1,973	1,688	1,713
Asia/Pacific, Middle East and Africa: | Private Bank
Disclosure of geographical areas [line items]
Net revenues		563	524	506
Asia/Pacific, Middle East and Africa: | Asset Management
Disclosure of geographical areas [line items]
Net revenues		€ 109	€ 90	€ 115

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations

[2]	[4]Starting from the first quarter of 2025, the representation of revenue sharing between Corporate Bank and Investment Bank has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report